June 9, 2005	JANE K.P. TAM 202-457-7114 jane.tam@hklaw.com

VIA HAND DELIVERY

Mr. Mark P. Shuman

Branch Chief – Legal

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Analex Corporation (the “Company”)
Registration Statement on Form S-3
Filed April 29, 2005
File No. 333-124447

Form 10-K filed March 28, 2005
File No. 1-31613

Dear Mr. Shuman:

This letter is in response to your comment letter dated May 25, 2005 to Mr. Sterling E. Phillips, Jr., the Chief Executive Officer of Analex Corporation.

Form S-3

Signature Page

1.	The person discharging the functions of comptroller or chief accounting officer should sign the registration statement, or if a person serving in that capacity is signing the filing in another capacity, they should be also designated as comptroller or chief accounting officer.

Mr. Mark P. Shulman

June 9, 2005

Company’s Response: We have revised the signature page of the registration statement to clarify that Ms. Judith N. Huntzinger, the Company’s Interim Chief Financial Officer, has signed the registration statement in her capacity as the chief accounting officer of the Company.

Form 10-K

Item 9A. Controls and Procedures, pages 30-31

2. Management’s effectiveness conclusion, expressed in the second paragraph, concerns “timely alerting them to material information relating to the Company required to be included in the company’s periodic SEC filings”. As such, the scope of the conclusion is more narrow than the determination required of management, which should conform to the definition of “disclosure controls and procedures” contained in Rule 13(a)-15(e). In your response letter, please tell us supplementally whether the conclusion as to effectiveness pertained to “disclosure controls and procedures” as defined in Rule 13(a)-15(e). Also, confirm that you will consider this comment in the preparation of future periodic reports.

Company’s Response: This is to supplementally confirm with the SEC that management’s effectiveness conclusion expressed in the second paragraph under Item 9A pertained to “disclosure controls and procedures” contained in Rule 13a-15(e) of the Exchange Act of 1934, as amended. This is also to confirm that the Company will consider this comment in the preparation of its future periodic reports.

3. In the final paragraph of Item 9A, you state that there were no “significant” changes to your internal controls over financial reporting during the applicable quarter. Please refer to Item 308(c) and note that you should disclose any changes in internal controls over financial reporting that have materially affected, or are reasonably likely to materially affect, Analex’s internal controls over financial reporting. In your response letter, please advise us in this regard with respect to the fourth quarter. Also, confirm that you will consider this comment in the preparation of future periodic reports.

Mr. Mark P. Shulman

June 9, 2005

Company’s Response: This is to supplementally confirm with the SEC that during the Company’s fourth fiscal quarter ended December 31, 2004, there were no changes in internal controls over financial reporting that have materially affected, or were reasonably likely to materially affect, the Company’s internal controls over financial reporting. This is also to confirm that the Company will consider this comment in the preparation of its future periodic reports.

Form S-3

Incorporation by Reference, page 24

4. Please revise this section to specifically incorporate reports filed under Section 13(a) of the Exchange Act that were made since the filing of this registration statement.

Company’s Response: We have revised this section to specifically incorporate the four Form 8-Ks filed since April 13, 2005.

The Company is prepared to file an acceleration request for effectiveness for the registration statement as soon as we understand that you have no further comments on the filing. We would therefore greatly appreciate your prompt acknowledgement of this letter and response as to whether or not you have further comments.

Very truly yours,

HOLLAND & KNIGHT LLP

Jane K. P. Tam

cc:	Judith N. Huntzinger
Cathy Clark
William J. Mutryn, Esq.